Income Tax - Schedule of Deferred Tax Assets, Net (Details) - USD ($)	Mar. 30, 2026	Sep. 30, 2025
Schedule of Deferred Tax Assets, Net [Abstract]
Net operating loss	$ 8,464,051	$ 13,077,116
Deferred tax asset	2,116,013	3,386,706
Valuation allowance	(2,116,013)	(3,386,706)
Total deferred tax assets, net